Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense	$ 136,055	$ 128,696	$ 125,496
Amortization and write-off of deferred financing costs	8,870	7,863	8,242
Other	84	0	237
Interest expense and financing cost	145,009	136,559	133,479
Continuing Operations [Member]
Amortization and write-off of deferred financing costs	$ 8,870	$ 7,863	$ 7,746